SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Due to Sponsor - related party (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Related party	$ 68,460	$ 9,960
Sponsor
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Related party	$ 68,460	9,960
Sponsor | Working capital loans
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Debt instrument convertible conversion price1	$ 1.00
Sponsor | Unpaid monthly administrative service fees
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Related party	$ 63,600	5,100
Sponsor | Cash collected in connection with sale of founder shares to anchor investors
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Related party	$ 4,860	$ 4,860